Note 20 - Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Segmented Revenue	$ 237,439	$ 203,779	$ 184,993
Services [Member]
Segmented Revenue	229,294	196,867	176,288
Licenses [Member]
Segmented Revenue	$ 8,145	$ 6,912	$ 8,705